Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets
	December 31,
	2025	2024
	U.S. Dollars (in thousands)
Cost:
Patent registration costs	2,972	2,569
Acquired technology	12,200	12,200
Acquired trade names	2,700	2,700
Acquired customer relationship	2,000	2,000
	19,872	19,469

Less accumulated amortization	9,810	6,112

Total intangible assets, net	10,062	13,357

Schedule of estimated amortization expense
Year ended December 31,	U.S. Dollars (in thousands)
2026	2,872
2027	2,861
2028	2,445
2029	400
2030	385